Segment information - Segment adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Finance cost, net	$ (26,175)	$ (22,244)	$ (19,078)
Depreciation, depletion and amortization	(99,941)	(91,079)	(87,728)
Loss on disposal of fixed assets	(2,411)	(3,852)	(1,186)
Asset impairment recovery/(loss)	0	609	(525)
Foreign exchange gain/(loss), net	20,846	(11,981)	19,990
Derivative financial instrument (loss)/gain, net	(22,441)	10,967	(18,534)
Fair value loss on sale of accounts receivable, net	(4,620)	(6,113)	(3,041)
Share-based compensation	(3,841)	(3,173)	(2,402)
Other	3,617	871	(901)
Income before income taxes	223,618	202,378	79,692
Operating segments | Reportable segments
Disclosure of operating segments [line items]
EBITDA	384,457	339,487	203,273
Operating segments | Florida business segment
Disclosure of operating segments [line items]
EBITDA	249,665	221,227	130,520
Depreciation, depletion and amortization	(60,296)	(57,000)	(55,655)
Operating segments | Mid-Atlantic business segment
Disclosure of operating segments [line items]
EBITDA	134,792	118,260	72,753
Depreciation, depletion and amortization	(38,954)	(33,472)	(31,490)
Operating segments | STET segment
Disclosure of operating segments [line items]
EBITDA	(6,070)	(6,371)	(5,119)
Depreciation, depletion and amortization	(675)	(591)	(576)
Unallocated corporate
Disclosure of operating segments [line items]
EBITDA	(19,803)	(4,743)	(5,057)
Depreciation, depletion and amortization	$ (16)	$ (16)	$ (7)